Consolidated Statements of Operations - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Revenue	$ 200,506	$ 161,548
Cost of sales	166,912	129,479
Gross profit	33,594	32,069
General and administrative	55,095	41,923
Goodwill impairment	26,910
Intangibles impairment	2,141
Depreciation and amortization	4,073	2,357
Operating expenses	88,219	44,280
Operating loss	(54,625)	(12,211)
Interest expense	5,434	2,470
Other expense	618	180
Total other expense	6,052	2,650
Loss before income taxes	(60,677)	(14,861)
Income tax expense	71	603
Deferred tax income	(1,313)	(336)
Net loss	$ (59,435)	$ (15,128)
Weighted average number of common shares outstanding:
Basic	12,559,264	12,388,467
Diluted	12,559,264	12,388,467
Net loss per share
Basic	$ (4.73)	$ (1.22)
Diluted	$ (4.73)	$ (1.22)